Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets

Intangible assets comprised the following at June 30, 2026 and December 31, 2025:

Capitalized Software Development
Cost
At December 31, 2025	$13,556,077
Additions	1,391,596
Effect of movements in exchange rates	(218,671)
At June 30, 2026	$14,729,002

Accumulated amortization
At December 31, 2025	$6,825,922
Amortization for the period	1,091,422
Effect of movements in exchange rates	(116,290)
At June 30, 2026	$7,801,054

Net Book Value
At December 31, 2025	$6,730,155
At June 30, 2026	$6,927,948